Consolidated Statements of Shareholders' Deficit - USD ($)	Share capital	Other reserves	Accumulated deficit	Accumulated other comprehensive income (loss)	Total
Balance at beginning of period at Dec. 31, 2018	$ 10		$ (1,467,480)		$ (1,467,470)
Effective of change in par value	(7)	$ 7
Issuance of shares	156				156
Net loss			(1,394,641)		(1,394,641)
Translation adjustment				$ (42,566)	(42,566)
Balance at end of period at Dec. 31, 2019	159	7	(2,862,121)	(42,566)	(2,904,521)
Issuance of shares	1,477				1,477
Contribution to reserves by owners of the Company		21,046			21,046
Net loss			(2,300,571)		(2,300,571)
Translation adjustment				150,626	150,626
Balance at end of period at Dec. 31, 2020	1,636	21,053	(5,162,692)	108,060	(5,031,943)
Recapitalization		3,597,617			3,597,617
Issuance of shares	5,054,059				5,054,059
Shares for debt	2,200,000				2,200,000
Net loss			(8,131,197)		(8,131,197)
Translation adjustment				110,042	110,042
Balance at end of period at Dec. 31, 2021	7,255,695	3,618,670	(13,293,889)	218,102	(2,201,422)
Net loss			(11,657,674)		(11,657,674)
Translation adjustment				(1,395,508)	(1,395,508)
Balance at end of period at Dec. 31, 2022	$ 49,434,692	$ 21,053	$ (21,087,962)	$ (1,467,622)	$ 26,900,161